Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES SHORT-TERM GOVERNMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2022
Document Creation Date	dei_DocumentCreationDate	Aug. 19, 2022